Other Current Financial Assets	12 Months Ended
Dec. 31, 2019
Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2019	2018
Security deposits	$210	$147
Derivative assets (Note 28)	—	18,632
Other current financial assets	$210	$18,779